Note 16 - Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial (Detail) - Information on the Groups Share in Associates and Joint Ventures individually immaterial [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial [Line Items]
Carrying amount of all associates that are individually immaterial to the Group		€ 1,028	€ 1,013
Aggregated amount of the Group's share of profit (loss) from continuing operations	[1]	(4)	(107)
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations		0	0
Aggregated amount of the Group's share of other comprehensive income		(1)	(16)
Aggregated amount of the Group's share of total comprehensive income		€ (5)	€ (123)

[1]	Includes share of net loss from Huarong Rongde Asset Management Company Limited, for € 32 million and € 129 million , respectively, as of December 31,2024 and December 31,2023